Material Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Accounting Policies [Line Items]
General and administrative	$ 2,116	$ 1,778	$ 892
Capitalized Software [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful life	3 years
Capitalized Software [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful life	5 years